Fair Value Measurements - Fair value on a Recurring Basis (Details) - USD ($)	3 Months Ended	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2021
Fair Value Disclosures [Abstract]
Trading price		$ 24.25
Deemed dividend - Earnout Shares	$ 253,130,272	$ 253,130,272
Net impact to additional paid-in capital		$ 0